NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Capitalized Costs Relating to Oil and Gas Producing Activites (USD $)	Dec. 31, 2012	Dec. 31, 2011
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	$ 9,510,467	$ 10,562,454
Unproved	8,426,997	8,335,380
Total capitalized costs	17,937,464	18,897,835
Accumulated depreciation, depletion, and amortization	(4,232,041)	(2,063,256)
Net capitalized costs	13,705,423	16,834,579
Cananda [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	8,444,786	9,707,171
Unproved	8,426,997	8,196,595
Total capitalized costs	16,871,783	17,903,766
Accumulated depreciation, depletion, and amortization	(4,066,003)	(1,971,185)
Net capitalized costs	12,805,780	15,932,581
United States [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	1,065,681	855,283
Unproved	0	138,786
Total capitalized costs	1,065,681	994,069
Accumulated depreciation, depletion, and amortization	(166,038)	(92,071)
Net capitalized costs	$ 899,643	$ 901,998